Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 22,444	$ 24,395
Derivatives held for trading, Fair value liabilities	(13,545)	(22,440)
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	0	(41)
Fair value asset	22,563	24,395
Fair value liability	(15,652)	(26,155)
Current derivatives, Fair value assets	12,583	11,554
Current derivatives, Fair value liabilities	(5,250)	(12,618)
Non-current derivatives, Fair value assets	9,980	12,841
Non-current derivatives, Fair value liabilities	(10,402)	(13,537)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	(1)	0
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	119	0
Hedges, Fair value liability	(2,106)	(3,674)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	(1)	0
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	119	0
Hedges, Fair value liability	(2,102)	(3,670)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	(4)	(4)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	478	634
Derivatives held for trading, Fair value liabilities	(1,511)	(2,346)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,859	2,753
Derivatives held for trading, Fair value liabilities	(1,139)	(1,961)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14,750	15,437
Derivatives held for trading, Fair value liabilities	(6,708)	(12,129)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,355	5,527
Derivatives held for trading, Fair value liabilities	(4,187)	(6,004)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	44
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	$ 0	$ (41)